     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 1998


                                                 SECURITIES ACT FILE NO. 2-52711
                                        INVESTMENT COMPANY ACT FILE NO. 811-2556
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]
                        POST-EFFECTIVE AMENDMENT NO. 32                      [X]
                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                AMENDMENT NO. 21                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                        MERRILL LYNCH READY ASSETS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                                 (609) 282-2800
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 ARTHUR ZEIKEL
                        MERRILL LYNCH READY ASSETS TRUST
                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
                        MAILING ADDRESS: P.O. BOX 9011,
                        PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                   COPIES TO:

                  BROWN & WOOD LLP                                           PHILIP L. KIRSTEIN
               ONE WORLD TRADE CENTER                                  MERRILL LYNCH ASSET MANAGEMENT
            NEW YORK, NEW YORK 10048-0557                                       P.O. BOX 9011
           ATTENTION: THOMAS R. SMITH, JR.                            PRINCETON, NEW JERSEY 08543-9011

                            ------------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                         [X]  immediately upon filing pursuant to paragraph (b), or
                         [ ]  on (date) pursuant to paragraph (b), or
                         [ ]  60 days after filing pursuant to paragraph (a)(1)
                         [ ]  on (date) pursuant to paragraph (a)(1)
                         [ ]  75 days after filing pursuant to paragraph (a)(2)
                         [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                         [ ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 TITLE OF SECURITIES BEING REGISTERED: Shares of Common Stock, par value $0.10 per share.
================================================================================

This amendment consists of the following:



(1)  Facing Sheet of the Registration Statement.



(2)  Part C to the Registration Statement (including signature page).



Parts A and B are incorporated by reference from Post-Effective Amendment No. 31 to this Registration Statement (File No. 2-52711) filed on April 1, 1998.



     This amendment is being filed solely to file as Exhibit No. 11 to this Registration Statement the Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) FINANCIAL STATEMENTS

        Contained in Part A:

           Financial Highlights for each of the years in the ten-year period ended December 31, 1997.

        Contained in Part B:

           Schedule of Investments as of December 31, 1997.

           Statement of Assets and Liabilities as of December 31, 1997.

           Statement of Operations for the year ended December 31, 1997.

           Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 1997.

           Financial Highlights for each of the years in the five-year period ended December 31, 1997.

     (b) EXHIBITS


EXHIBIT
NUMBER                                 DESCRIPTION
-------                                -----------
 1(a)     --   Declaration of Trust, dated May 14, 1987.(a)
 1(b)     --   Amendment to Declaration of Trust, dated April 29, 1988.(a)
 2        --   By-Laws of Registrant.(a)
 3        --   None.
 4        --   Copies of instruments defining the rights of shareholders, including the relevant portions of the
               Declaration of Trust and By-Laws of the Registrant.(b)
 5(a)     --   Management Agreement between the Registrant and Merrill
               Lynch Asset Management, L.P.(a)
 5(b)     --   Supplement to Investment Advisory Agreement with Merrill
               Lynch Asset Management, L.P.(c)
 6(a)     --   Distribution Agreement between the Registrant and Merrill
               Lynch Funds Distributor, Inc.(a)
 6(b)     --   Form of Selected Dealer Agreement.(a)
 7        --   None.
 8(a)     --   Custody Agreement between the Registrant and The Bank of New
               York.(a)
 8(b)     --   Amendment to the Custody Agreement between the Registrant
               and The Bank of New York.(a)
 9(a)     --   Transfer Agency Agreement between the Registrant and Merrill
               Lynch Financial Data
               Services, Inc.(a)
 9(b)     --   Form of Agreement and Plan of Reorganization between Merrill
               Lynch Ready Assets Trust,
               Merrill Lynch New Assets Trust and Merrill Lynch New
               Corporation, Inc.(a)
10        --   None.
11        --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
12        --   None.
13        --   None.
14(a)     --   Prototype Individual Retirement Account Plan, Simplified
               Employee Pension Plan and
               Corporate Individual Retirement Account Plan available from
               Merrill Lynch, Pierce, Fenner & Smith Incorporated.(d)
14(b)     --   Prototype Merrill Lynch Tax-Deferred Basic Retirement Plan
               available from Merrill Lynch,
               Pierce, Fenner & Smith Incorporated.(e)
15        --   Amended and Restated Merrill Lynch Shareholder Servicing
               Plan and Agreement pursuant to
               Rule 12b-1 between Registrant and Merrill Lynch, Pierce,
               Fenner & Smith Incorporated.(f)
16        --   Schedule for computation of each performance quotation
               provided in the Registration
               Statement in response to Item 22.(a)
17        --   Financial Data Schedule for the fiscal year ended December
               31, 1997.(f)
18        --   None.

---------------
(a) Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A (the "Registration Statement").

(b) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, filed as Exhibit 1 to the Registration Statement and to Articles I, V and VII of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.

(c) Previously filed as Exhibit 5(b) to Post-Effective Amendment No. 27 to the Registration Statement.

(d) Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-1 of Merrill Lynch Retirement Series Trust (File No. 2-74584).

(e) Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-1A of Merrill Lynch Retirement Series Trust (File No. 2-74584).


(f) Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registration Statement.



    ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     The Registrant is not controlled by, or under common control with, any person.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                                  NUMBER OF
                                                                 HOLDERS AT
                       TITLE OF CLASS                         FEBRUARY 28, 1998
                       --------------                         -----------------
Shares of beneficial interest, par value $.10 per share.....       524,014

---------------
Note: The number of holders shown above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch").

ITEM 27. INDEMNIFICATION.

     Reference is made to Article V of the Registrant's Declaration of Trust, as amended, Article VI of Registrant's By-Laws, and Section 9 of the Distribution Agreement, which have been filed as exhibits to the Registration Statement.

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange

Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF MANAGER.

     Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager") acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM, acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and the Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc. Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc. MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund

II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011 except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Manager FAM, Princeton Services, Inc. ("Princeton Services"), and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since January 1, 1993 for his or her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Zeikel is President, Mr. Glenn is Executive Vice President and Mr. Richard is Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 28, and Messrs. Giordano, Harvey, Kirstein and Monagle are officers or directors/trustees of one or more of such companies.

                                   POSITION                  OTHER SUBSTANTIAL BUSINESS,
          NAME                   WITH MANAGER            PROFESSION, VOCATION OR EMPLOYMENT
          ----                   ------------            ----------------------------------
ML & Co.                   Limited Partner           Financial Services Holding Company; Limited
                                                       Partner of FAM
Princeton Services         General Partner           General Partner of FAM
Arthur Zeikel              Chairman                  Chairman of FAM; President of MLAM and FAM
                                                       from 1977 to 1997; Chairman and Director
                                                       of Princeton Services; President of
                                                       Princeton Services from 1993 to 1997;
                                                       Executive Vice President of ML & Co.
Jeffrey M. Peek            President                 President of FAM; President and Director of
                                                       Princeton Services; Executive Vice
                                                       President of ML & Co.
Terry K. Glenn             Executive Vice President  Executive Vice President of FAM; Executive
                                                       Vice President and Director of Princeton
                                                       Services; President and Director of MLFD;
                                                       Director of MLFDS; President of Princeton
                                                       Administrators, L.P.
Linda L. Federici          Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services
Vincent R. Giordano        Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services

                                   POSITION                  OTHER SUBSTANTIAL BUSINESS,
          NAME                   WITH MANAGER            PROFESSION, VOCATION OR EMPLOYMENT
          ----                   ------------            ----------------------------------
Elizabeth A. Griffin       Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services
Norman R. Harvey           Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services
Michael J. Hennewinkel     Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services
Philip L. Kirstein         Senior Vice President,    Senior Vice President; General Counsel and
                             General Counsel and       Secretary of FAM; Senior Vice President,
                             Secretary                 General Counsel, Director and Secretary
                                                       of Princeton Services
Ronald M. Kloss            Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services
Debra W. Landsman-Yaros    Senior Vice President     Senior Vice President of FAM; Vice
                                                       President of MLFD; Senior Vice President
                                                       of Princeton Services
Stephen M. M. Miller       Senior Vice President     Executive Vice President of Princeton
                                                       Administrators, L.P.; Senior Vice
                                                       President of Princeton Services
Joseph T. Monagle, Jr      Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services
Michael L. Quinn           Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services; Managing
                                                       Director and First Vice President of
                                                       Merrill Lynch from 1989 to 1995
Richard L. Reller          Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services; Director
                                                       of MLFD
Gerald M. Richard          Senior Vice President     Senior Vice President and Treasurer of FAM;
                             and Treasurer             Senior Vice President and Treasurer of
                                                       Princeton Services; Vice President and
                                                       Treasurer of MLFD
Gregory D. Upah            Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services
Ronald L. Welburn          Senior Vice President     Senior Vice President of FAM; Senior Vice
                                                       President of Princeton Services

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first two paragraphs of
Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, the ten series of CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and also acts as principal underwriter for the following closed-end investment companies:
Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of

Messrs. Aldrich, Brady, Breen, Crook, Fatseas, and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2633.

                                                       (2)                         (3)
                   (1)                        POSITIONS AND OFFICES       POSITIONS AND OFFICES
                  NAME                              WITH MLFD                WITH REGISTRANT
                  ----                        ---------------------       ---------------------
Terry K. Glenn...........................  President and Director        Executive Vice President
Richard L. Reller........................  Director                                None
Thomas J. Verage.........................  Director                                None
William E. Aldrich.......................  Senior Vice President                   None
Robert W. Crook..........................  Senior Vice President                   None
Michael Brady............................  Vice President                          None
William M. Breen.........................  Vice President                          None
Michael G. Clark.........................  Vice President                          None
James T. Fatseas.........................  Vice President                          None
Michelle T. Lau..........................  Vice President                          None
Debra W. Landsman-Yaros..................  Vice President                          None
Gerald M. Richard........................  Vice President and Treasurer         Treasurer
Salvatore Venezia........................  Vice President                          None
William Wasel............................  Vice President                          None
Robert Harris............................  Secretary                               None

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its Transfer Agent, MLFDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31. MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Trust-Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement, and under the caption "Management of the Trust-Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management related service contract.

ITEM 32. UNDERTAKINGS.

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND THE STATE OF NEW JERSEY, ON THE 9TH DAY OF APRIL, 1998.


                                          MERRILL LYNCH READY ASSETS TRUST
                                            (Registrant)


                                          By:      /s/ TERRY K. GLENN

                                            ------------------------------------

                                              (TERRY K. GLENN, EXECUTIVE VICE
                                                          PRESIDENT)


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                       SIGNATURE                                     TITLE                   DATE
                       ---------                                     -----                   ----

                     ARTHUR ZEIKEL*                       President and Trustee
--------------------------------------------------------    (Principal Executive
                    (ARTHUR ZEIKEL)                         Officer)

                   GERALD M. RICHARD*                     Treasurer (Principal
--------------------------------------------------------    Financial and Accounting
                  (GERALD M. RICHARD)                       Officer)

                     DONALD CECIL*                        Trustee
--------------------------------------------------------
                     (DONALD CECIL)

                    M. COLYER CRUM*                       Trustee
--------------------------------------------------------
                    (M. COLYER CRUM)

                    EDWARD H. MEYER*                      Trustee
--------------------------------------------------------
                   (EDWARD H. MEYER)

                  JACK B. SUNDERLAND*                     Trustee
--------------------------------------------------------
                  (JACK B. SUNDERLAND)

                  J. THOMAS TOUCHTON*                     Trustee
--------------------------------------------------------
                  (J. THOMAS TOUCHTON)

                     FRED G. WEISS*                       Trustee
--------------------------------------------------------
                    (FRED G. WEISS)

                *By: /s/ TERRY K. GLENN                                                    April 9, 1998
  ---------------------------------------------------
           (TERRY K. GLENN, ATTORNEY-IN-FACT)

                                 EXHIBIT INDEX


EXHIBIT
NUMBER
-------
   11     --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.